Property, plant and equipment	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

7. Property, plant and equipment

	December 31, 2011
	Cost	Accumulated depreciation	Net book value

	$	$	$
Land	6,256	-	6,256
Buildings	47,498	13,044	34,454
Machinery and equipment	135,692	61,325	74,367
Enterprise software	6,818	5,220	1,598
Office furniture and equipment	6,238	4,163	2,075
Vehicles	5,352	3,368	1,984
	207,854	87,120	120,734

	January 1, 2011
	Cost	Accumulated depreciation	Net book value

	$	$	$
Land	4,995	-	4,995
Buildings	42,769	8,865	33,904
Machinery and equipment	124,751	53,623	71,128
Enterprise software	6,862	5,083	1,779
Office furniture and equipment	7,012	5,006	2,006
Vehicles	4,857	3,469	1,388
	191,246	76,046	115,200

Included in machinery and equipment as at December 31, 2011 is $8,016 (January 1, 2011 - $4,281) representing construction in process assets which were not being depreciated as they had not yet reached the stage of commercial viability. Also included in machinery and equipment is equipment under capital leases with a cost of $1,266 (January 1, 2011 - $431) and a net book value of $956 (January 1, 2011 - $172). In addition, machinery and equipment includes $2,618 (January 1, 2011 - $2,477) of spare parts inventory.

Total depreciation expense included in cost of goods sold and selling, general and administrative expense on the consolidated statements of operations related to property, plant and equipment for the year ended December 31, 2011 was $13,935 (January 1, 2011 - $13,167, December 31, 2009 - $12,382).